Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future operating lease payments as of September 30, 2022 are as follows:

Amount
Year Ending December 31:
2022 (remaining three months)	$132
2023	540
2024	565
2025	586
2026	604
2027	622
Thereafter	966

Gross lease payments	4,015
Less — Present value adjustments	(921)

Total operating lease liabilities	$3,094

Schedule Of Operating Lease Disclosure	Operating lease disclosures for the Company’s single operating lease are as follows:

September 30, 2022
Remaining lease term (in years)	6.8
Discount rate for operating lease liabilities	7.9%